Accounts Receivable and Contract Assets - Schedule of Contract with Customer Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contract with Customer, Asset and Liability [Line Items]
Contract with customer, asset, Net	¥ 0	¥ 20,555	¥ 112,103
Investment Advisory, Management and Administrative Service [Member]
Contract with Customer, Asset and Liability [Line Items]
Contract with customer, asset, Net	¥ 0	¥ 20,555